Loss Per Share - Schedule of Reconciliations of Loss Used in Calculating Loss Per Share (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliations of Loss Used in Calculating Loss Per Share [Abstract]
Basic loss per share from continuing operations	$ 38,342,457	$ 47,949,119	$ 34,611,194
Diluted loss per share from continuing operations	$ 38,342,457	$ 47,949,119	$ 34,611,194